Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Effect of interest rate swap hedges on results
Unrealized gains/(losses)			$ 8,903	$ 10,207
Unrealized and realized losses on interest rate swaps	$ (10,036)	$ (27,323)	(26,775)	(55,115)
Interest rate swap contracts
Financial Instruments
Unrealized gains/(losses) related to fair value changes			30,400	58,600
Interest rate swap contracts | Cash Flow Hedges
Financial Instruments
Fair Value of swap liabilities	(19,568)		(19,568)		$ (52,539)
Total fair value of swap liabilities	(23,051)		(23,051)		(53,420)
Unrealized losses reclassified from accumulated OCI into earnings			21,500	48,200
Unrealized losses expected to be reclassified from accumulated other comprehensive loss to earnings within the next twelve months	11,300		11,300
Effect of interest rate swap hedges on results
Total realized losses	(13,700)	(31,000)	(34,000)	(63,800)
Amortization of deferred realized losses	(1,000)	(1,000)	(2,000)	(2,000)
Unrealized gains/(losses)	4,500	4,600	8,900	10,400
Unrealized and realized losses on interest rate swaps	(10,200)	$ (27,400)	(27,100)	$ (55,400)
USD LIBOR 3M BBA | The Royal Bank of Scotland | Interest rate swap contracts | 5.07% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000		$ 200,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Fair Value of swap liabilities					(2,011)
USD LIBOR 3M BBA | The Royal Bank of Scotland | Interest rate swap contracts | 5.12% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 100,000		$ 100,000
Fixed Rate (Danaos pays) (as a percent)	5.12%		5.12%
Fair Value of swap liabilities	$ (1,896)		$ (1,896)		(4,246)
USD LIBOR 3M BBA | The Royal Bank of Scotland | Interest rate swap contracts | 5.07% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 100,000		$ 100,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Fair Value of swap liabilities	$ (1,927)		$ (1,927)		(4,248)
USD LIBOR 3M BBA | CITI | Interest rate swap contracts | 5.124% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000		$ 200,000
Fixed Rate (Danaos pays) (as a percent)	5.124%		5.124%
Fair Value of swap liabilities					(2,895)
USD LIBOR 3M BBA | CITI | Interest rate swap contracts | 5.1775% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000		$ 200,000
Fixed Rate (Danaos pays) (as a percent)	5.1775%		5.1775%
Fair Value of swap liabilities					(3,008)
USD LIBOR 3M BBA | CITI | Interest rate swap contracts | 5.1% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 250,000		$ 250,000
Fixed Rate (Danaos pays) (as a percent)	5.10%		5.10%
Fair Value of swap liabilities	$ (4,296)		$ (4,296)		(10,167)
USD LIBOR 3M BBA | CITI | Interest rate swap contracts | 4.98% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 100,000		$ 100,000
Fixed Rate (Danaos pays) (as a percent)	4.98%		4.98%
Fair Value of swap liabilities	$ (1,979)		$ (1,979)		(4,249)
USD LIBOR 3M BBA | CITI | Interest rate swap contracts | 4.695% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000		$ 200,000
Fixed Rate (Danaos pays) (as a percent)	4.695%		4.695%
Fair Value of swap liabilities	$ (5,422)		$ (5,422)		(9,524)
USD LIBOR 3M BBA | Eurobank | Interest rate swap contracts | 4.8125% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000		$ 200,000
Fixed Rate (Danaos pays) (as a percent)	4.8125%		4.8125%
Fair Value of swap liabilities	$ (4,048)		$ (4,048)		(8,428)
USD LIBOR 3M BBA | Eurobank | Interest rate swap contracts | 4.755% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000		$ 200,000
Fixed Rate (Danaos pays) (as a percent)	4.755%		4.755%
Fair Value of swap liabilities					(3,763)
USD LIBOR 3M BBA | ABN Amro | Interest rate swap contracts | 1.4975% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 325,000		$ 325,000
Fixed Rate (Danaos pays) (as a percent)	1.4975%		1.4975%
Fair Value of swap liabilities	$ (1,379)		$ (1,379)		(617)
USD LIBOR 3M BBA | ABN Amro | Interest rate swap contracts | 1.4125% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 250,000		$ 250,000
Fixed Rate (Danaos pays) (as a percent)	1.4125%		1.4125%
Fair Value of swap liabilities	$ (2,068)		$ (2,068)		$ (264)